Operating Segment Information and Concentrations of Risk - Operating Segments and Geographical Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Net Sales	$ 1,493.8	$ 1,321.3	$ 1,237.5
Total operating income	53.1	29.5	155.5
Net interest expense	(1.1)	2.4	(7.4)
Other income	2.6	1.8	3.0
Total Identifiable Assets	2,106.5	2,113.2
General Corporate [Member]
Segment Reporting Information [Line Items]
Total operating income	(240.6)	(151.8)	(52.5)
Total Identifiable Assets	1,066.6	1,131.0
USA [Member]
Segment Reporting Information [Line Items]
Net Sales	1,094.6	923.8	833.9
Total Identifiable Assets	785.8	739.8
Australia [Member]
Segment Reporting Information [Line Items]
Net Sales	259.2	272.0	282.4
Total Identifiable Assets	176.3	156.3
New Zealand [Member]
Segment Reporting Information [Line Items]
Net Sales	63.0	56.1	54.4
Total Identifiable Assets	29.4	39.8
Other Countries [Member]
Segment Reporting Information [Line Items]
Net Sales	77.0	69.4	66.8
Total Identifiable Assets	48.4	46.3
Segments Total [Member]
Segment Reporting Information [Line Items]
Total operating income	293.7	181.3	208.0
Total Identifiable Assets	1,039.9	982.2
Worldwide Total [Member]
Segment Reporting Information [Line Items]
Net Sales	1,493.8	1,321.3	1,237.5
Total operating income	54.6	33.7	151.1
Total Identifiable Assets	2,106.5	2,113.2
USA & Europe Fibre Cement [Member]
Segment Reporting Information [Line Items]
Net Sales	1,127.6	951.4	862.0
Total operating income	237.0	145.6	148.4
Total Identifiable Assets	782.6	730.6
Asia Pacific Fibre Cement [Member]
Segment Reporting Information [Line Items]
Net Sales	366.2	369.9	375.5
Total operating income	81.1	61.7	80.3
Total Identifiable Assets	237.6	230.7
Research and Development [Member]
Segment Reporting Information [Line Items]
Total operating income	(24.4)	(26.0)	(20.7)
Total Identifiable Assets	$ 19.7	$ 20.9